Long-Term Investments (Details) $ in Millions				12 Months Ended
	May 26, 2022 USD ($) shares	Dec. 22, 2021 CNY (¥)	Aug. 13, 2021 shares	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	May 26, 2022 CNY (¥)	Aug. 30, 2021 shares
Long-Term Investments [Line Items]
Weighted average cost of capital, rate				13.20%	14.60%	14.60%	15.20%
Discount of marketability, percentage				20.00%	20.00%	20.00%	20.00%
Loss and net liabilities					¥ 13,600,000
Investment written down | $
PFI Warrant [Member]
Long-Term Investments [Line Items]
Number of warrants issued | shares									388,695
Good Food Technologies (Cayman) Limited [Member]
Long-Term Investments [Line Items]
Purchased shares | shares	431
Cash consideration | $	$ 0.1
Cash consideration equivalent								¥ 700,000
PFI Food Industries Limited [Member]
Long-Term Investments [Line Items]
Fair value forward contract		¥ 49,289,160
Fair value loss		44,852,000
Weighted average cost of capital, rate				15.40%
Discount of marketability, percentage				20.00%
Fair value agreement				¥ 5,645,887	¥ 7,934,161		¥ 22,705,285
Good Food Technologies (Cayman) Limited [Member]
Long-Term Investments [Line Items]
Equity interests, rate								1.43%
Black River [Member]
Long-Term Investments [Line Items]
Issued share capital percentage			6.316%
Black River [Member] | PFI Warrant [Member]
Long-Term Investments [Line Items]
Number of warrant | shares			388,695
Maximum [Member]
Long-Term Investments [Line Items]
Fair value of warrant		94,141,160
Minimum [Member]
Long-Term Investments [Line Items]
Fair value of warrant		45,564,461
Medium [Member]
Long-Term Investments [Line Items]
Fair value of warrant		¥ 48,576,699
Series C One Redeemable Convertible Preferred Shares [Member]
Long-Term Investments [Line Items]
Preferred shares transferred | shares									364,592
Series C One Redeemable Convertible Preferred Shares [Member] | Subscription Agreement [Member]
Long-Term Investments [Line Items]
Preferred shares transferred | shares									388,695
Series C One Redeemable Convertible Preferred Shares [Member] | Black River [Member]
Long-Term Investments [Line Items]
Preferred shares transferred | shares			364,592
Ordinary Share [Member] | Black River [Member]
Long-Term Investments [Line Items]
Warrant in exchange of ordinary shares | shares			5,072,000